Basis of Presentation and Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Minimum [Member]
Revenue from External Customer [Line Items]
Payment terms of non-exclusive license contracts	30 days	30 days
Maximum [Member]
Revenue from External Customer [Line Items]
Payment terms of non-exclusive license contracts	12 months	12 months